POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 18, 2017, TO THE PROSPECTUS DATED

FEBRUARY 24, 2017, AS PREVIOUSLY SUPPLEMENTED

JULY 31, 2017, JUNE 27, 2017, MAY 18, 2017 AND MARCH 14, 2017 OF:

PowerShares Contrarian Opportunities Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Europe Currency Hedged Low Volatility
Portfolio

PowerShares FTSE International Low Beta Equal Weight
Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S.
Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 Ex-Rate Sensitive Low  Volatility Portfolio

PowerShares S&P 500® Enhanced Value Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High  Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for each Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-EQI-SUP-5 081817

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 18, 2017, TO THE PROSPECTUS DATED

FEBRUARY 24, 2017, AS PREVIOUSLY SUPPLEMENTED MARCH 10, 2017 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for each Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-FIX-SUP-2 081817

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares Taxable Municipal Bond Portfolio

SUPPLEMENT DATED AUGUST 18, 2017

TO THE PROSPECTUS DATED JUNE 1, 2017

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for the Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-BAB-SUP-1 081817

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares S&P 500 Value With Momentum Portfolio

SUPPLEMENT DATED AUGUST 18, 2017

TO THE PROSPECTUS DATED MARCH 29, 2017

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for the Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-SPVM-SUP-1 081817

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares S&P SmallCap Quality Portfolio

SUPPLEMENT DATED AUGUST 18, 2017

TO THE PROSPECTUS DATED MARCH 29, 2017

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for the Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-XSHQ-SUP-1 081817

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

SUPPLEMENT DATED AUGUST 18, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for the Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-DWLV-SUP-1 081817

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares DWA Tactical Sector Rotation Portfolio

SUPPLEMENT DATED AUGUST 18, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for the Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-DWTR-SUP-1 081817

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares DWA Tactical Multi-Asset Income Portfolio

SUPPLEMENT DATED AUGUST 18, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for the Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-DWIN-SUP-1 081817

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares Treasury Collateral Portfolio

SUPPLEMENT DATED AUGUST 18, 2017

TO THE PROSPECTUS DATED JANUARY 6, 2017

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for the Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-CLTL-SUP-1 081817

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

SUPPLEMENT DATED AUGUST 18, 2017

TO THE PROSPECTUS DATED NOVEMBER 21, 2016

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for the Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-XSHD-SUP-1 081817

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

SUPPLEMENT DATED AUGUST 18, 2017

TO THE PROSPECTUS DATED NOVEMBER 21, 2016

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for the Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-IDHD-SUP-1 081817

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares S&P 500 Minimum Variance Portfolio

SUPPLEMENT DATED AUGUST 18, 2017

TO THE PROSPECTUS DATED JULY 5, 2017

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for the Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-SPMV-SUP-1 081817

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares Russell 1000 Enhanced Equal Weight Portfolio

SUPPLEMENT DATED AUGUST 18, 2017

TO THE PROSPECTUS DATED JULY 5, 2017

Effective immediately, the following information is added as a new section appearing after the “Tax Information” section in the Summary Prospectus for the Fund.

“Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s web-site for more information.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-USEQ-SUP-1 081817

SUPPLEMENT DATED AUGUST 18, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 5, 2017, AS REVISED

JULY 12, 2017 OF POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares Russell 1000 Enhanced Equal Weight Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 5, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares S&P 500 Minimum Variance Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 1, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares Taxable Municipal Bond Portfolio

and

STATEMENTS OF ADDITIONAL INFORMATION DATED MARCH 29, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares S&P 500 Value With Momentum Portfolio

PowerShares S&P SmallCap Quality Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017, AS

PREVIOUSLY SUPPLEMENTED JUNE 27, 2017 AND MARCH 1, 2017:

POWERSHARES EXCHANGE-TRADED FUND TRUST II

and

STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017, AS

PREVIOUSLY SUPPLEMENTED MARCH 1, 2017:

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST,

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST,

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

and

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 15, 2017 OF

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST, AS

PREVIOUSLY SUPPLEMENTED MARCH 1, 2017:

PowerShares Conservative Multi-Asset Allocation Portfolio

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio

PowerShares Balanced Multi-Asset Allocation Portfolio

PowerShares Growth Multi-Asset Allocation Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 6, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II, AS PREVIOUSLY

SUPPLEMENTED MARCH 1, 2017:

PowerShares Treasury Collateral Portfolio

and

STATEMENTS OF ADDITIONAL INFORMATION DATED NOVEMBER 21, 2016 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II, AS PREVIOUSLY

SUPPLEMENTED MARCH 1, 2017:

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

and

POWERSHARES EXCHANGE-TRADED FUND TRUST

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 26, 2016,

AS PREVIOUSLY SUPPLEMENTED MARCH 1, 2017, FEBRUARY 24, 2017,

DECEMBER 7, 2016, OCTOBER 7, 2016 AND SEPTEMBER 21, 2016

Effective immediately, under the section titled, “MANAGEMENT—”Experience, Qualifications and Attributes” in the Statement of Additional Information for each Trust, except PowerShares Exchange-Traded Fund Trust, similar language is hereby deleted and replaced with the following:

“For his services as a Trustee of the Trust and other trusts in the Fund Family, each Independent Trustee and Unaffiliated Trustee receives an annual retainer of $290,000 (the “Retainer”). The Retainer for the Independent Trustees is allocated half pro rata among all the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Mr. Wilson receives an additional $100,000 per year for his service as the Independent Chair, allocated in the same manner as the Retainer. The chair of the Audit Committee receives an additional fee of $28,000 per year and the chairs of the Investment Oversight Committee and the Nominating and Governance Committee each receive an additional fee of $17,000 per year, each allocated in the same manner as the Retainer. Prior to January 1, 2017, the Retainer was $250,000, and the additional fee for the Independent Chair was $78,000. Each Trustee also is reimbursed for travel and other out-of-pocket expenses incurred in attending Board and committee meetings. Effective July 1, 2016, the Adviser, on behalf of a Fund, compensates the Unaffiliated Trustee and reimburses the Unaffiliated Trustee’s travel and other out-of-pocket expenses. Accordingly, of the $245,833 paid from the Fund Complex to Mr. Nussbaum for the fiscal year ended October 31, 2016, $51,336 was paid by the Adviser.”

Effective immediately, the section titled, “MANAGEMENT—Payments to Financial Intermediaries” in the Statement of Additional Information for each Trust, is hereby deleted and replaced with the following:

“Payments to Financial Intermediaries. The Adviser, the Distributor and/or their affiliates may enter into contractual arrangements with certain broker-dealers and other financial intermediaries that the Adviser, the Distributor and/or their affiliates believe may benefit the Funds. Pursuant to such arrangements, the Adviser, the Distributor and/or their affiliates may provide cash payments or non-cash compensation to intermediaries for certain activities related to certain Funds. Such payments are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including each Fund, or for other activities, such as participating in marketing activities and presentations, educational training programs, conferences, data collection and provision, technology support, the development of technology platforms and reporting systems. The Adviser, the Distributor and/or their affiliates also may pay intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded funds in general. As of the date of this SAI, the Adviser had such arrangements in place with Charles Schwab & Co., Inc. (“Schwab”).

In addition, the Adviser, the Distributor and/or their affiliates may make payments to intermediaries that make Shares available to their clients or for otherwise promoting the Funds. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different intermediaries. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. As of the date of this SAI, as amended or supplemented from time to time, the intermediaries receiving such payments include Pershing LLC. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since the date noted above are not included in the list.

Any payments described above by the Adviser, the Distributor and/or their affiliates will be made from their own assets and not from the assets of the Funds. Although a portion of the Adviser’s revenue comes directly or indirectly in part from fees paid by the Funds, payments to financial intermediaries are not financed by the Funds and therefore do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund or reduce the amount received by a shareholder as proceeds from the redemption of Fund Shares. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses.

The Adviser periodically assesses the advisability of continuing to make these payments. Payments to a financial intermediary may be significant to that intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the intermediary and its clients. For example, these financial incentives may cause the intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her intermediary firm.

Please contact your salesperson, adviser, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive. Any payments made, or financial incentives offered, by the Adviser, Distributor and/or their affiliates made to an intermediary may create the incentive for the intermediary to encourage customers to buy shares of the Funds.”

Please Retain This Supplement For Future Reference.

P-PS-SOAI-MULTI-SUP-2 081817